AMOUNTS DUE FROM RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
Amounts Due From Related Parties
SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Due from related parties #
- Soon Aik Global Pte. Ltd.(1)	2,897	2,947
- Fleetzone Autoparts (M) Sdn Bhd(1)	-	211
- EU Group Pte. Ltd.(3)	502	194
- Kiwami Corporation(2)	1	1

	3,195	3,353

# The related parties of the Company are as follows:

(1)	Soon Aik as the controlling shareholder of the Company and Fleetzone Autoparts (M) Sdn Bhd is the 100.0% subsidiary of Soon Aik.
(2)	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd, and Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan.
(3)	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..